SALES (Mitigating Price Risk) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of major customers [line items]
Realized loss	$ 700	$ 1,500
Unrealized loss	$ 1,200	$ 1,300